CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares [Member]		Preferred shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]
Balance at Dec. 31, 2012		$ 34,181	$ 8			[1]	$ 47,449	$ (247)	$ (13,029)
Balance, shares at Dec. 31, 2012			2,996,624		170,928
Comprehensive income (loss)		11,577						182	11,395
Exercise of options by employees		$ 8		[1]			8
Exercise of options by employees, shares		47,940	47,940
Issuance of B2 preferred shares and warrants, net of issuance costs		$ 6,850				[1]	6,850
Issuance of B2 preferred shares and warrants, net of issuance costs, shares					18,856
Exercise of warrants		1,340					1,340
Exercise of warrants, shares					5,663
Conversion of preferred shares to ordinary shares and bonus share distribution			$ 33			[1]	(33)
Conversion of preferred shares to ordinary shares and bonus share distribution, shares			13,290,396		(195,447)
Issuance of ordinary shares in an initial public offering, net of issuance costs		$ 62,838	$ 14				62,824
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares			5,073,800
Issuance of restricted shares	[1]
Issuance of restricted shares, shares			156,060
Share-based compensation expense		$ 1,109					1,109
Balance at Dec. 31, 2013		117,903	$ 55				119,547	(65)	(1,634)
Balance, shares at Dec. 31, 2013			21,564,820
Comprehensive income (loss)		7,839						1	7,838
Exercise of options by employees		$ 1,756	$ 2				1,754
Exercise of options by employees, shares		908,169	908,169
Issuance of restricted shares	[1]
Issuance of restricted shares, shares			9,520
Share issuance costs		$ (78)					(78)
Share-based compensation expense		852					852
Balance at Dec. 31, 2014		128,272	$ 57				122,075	(64)	6,204
Balance, shares at Dec. 31, 2014			22,482,509
Comprehensive income (loss)		6,276						(407)	6,683
Exercise of options by employees		$ 536	$ 1				535
Exercise of options by employees, shares		175,482	175,482
Issuance of restricted shares	[1]
Issuance of restricted shares, shares			60,344
Share-based compensation expense		$ 1,633					1,633
Balance at Dec. 31, 2015		$ 136,717	$ 58				$ 124,243	$ (471)	$ 12,887
Balance, shares at Dec. 31, 2015			22,718,335

[1]	Represents an amount of less than $1,000.